Other (income) expenses, net (Schedule of Other Income (Expenses) Net) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Cancellation of balances	$ 87,241	$ 786	$ 2,615
Land treatments in Pacific Steel, Inc.	3,362	8,922	7,674
Attorney’s fees	54,520	0	0
Bad debt estimate	5,320	0	0
Other expenses	150,443	9,708	10,289
Sale of scrap	(3,182)	(9,865)	(10,434)
Recovery of loss	(6,397)	(6,405)
Update of balances in favor in taxes		(2,699)	(519)
Other income	(4,282)	(5,791)	(6,270)
Other income	(13,861)	(24,760)	(17,223)
Other (income) and other expenses, net	$ 136,582	$ (15,052)	$ (6,934)